UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23393

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended April 30, 2024. The total returns for Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended April 30, 2024
Cohen & Steers Preferred Securities and Income SMA Shares	12.26%
Blended Benchmark—75% ICE BofA U.S. IG Institutional Capital Securities Index/ 25% Bloomberg Developed Market USD Contingent Capital Index(a)	10.75%
S&P 500 Index(a)	20.98%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Shareholders should be aware that the Fund is managed within the context of separately managed account programs and not with the objective of matching or exceeding the Fund’s stated indexes, which are used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated indexes are not likely to be meaningful. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account (SMA) program or fees paid to the investment advisor for SMA advisory services. Such fees are paid directly or indirectly by the SMA program sponsor to the investment advisor. The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

(a)

The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Market Review

Preferred securities had a strong total return in the six months ended April 30, 2024. Concerns of recession receded as the world’s major economies remained healthy during this period, driven by solid consumer spending. Headline U.S. inflation, which bottomed in mid-2023, remained stubbornly above 3%—and well above the Federal Reserve’s 2% target. However, interest rates, while volatile, ended the period modestly lower as investors debated the timing and magnitude of central bank interest rate cuts.

Credit spreads narrowed markedly, given the strength of the economy and investors’ search for income. Preferreds also benefited from strong call activity and limited new supply, which bolstered demand for existing issues. Consequently, preferred securities considerably outperformed other areas of fixed income.

Fund Performance

The portfolio had a positive total return in the period and outperformed its blended benchmark. The portfolio is part of a component SMA and does not necessarily reflect the performance of the overall SMA program.

The banking sector continued to rebound from the well-publicized bank failures that occurred in the first quarter of 2023, with concerns of contagion receding as fundamentals in the broader banking system remained healthy and resilient. Security selection in the banking sector, which accounted for more than half of the portfolio’s assets, contributed to relative returns. This included overweight or out-of-index positions in several high-yielding European bank contingent capital securities (CoCos) that performed well.

Insurance underperformed most other preferred sectors despite solid underlying industry fundamentals. Property & casualty insurance companies continued to enjoy premium growth given the health of the economy, and life insurers benefited from rising interest rates. The sector’s underperformance stemmed partly from modest returns generated by very high-quality Japan-based insurers. The Fund’s security selection and underweight allocation to insurance aided relative performance. Contributors included out-of-index investments in a pair of well-performing, deeply discounted issues from an annuity provider and having no investment in certain low-coupon securities from Japanese companies.

Security selection in the energy and pipeline sectors further contributed to relative returns. The Fund held overweight or out-of-benchmark investments in certain securities from companies that, in addition to rising energy prices, benefited from business transactions that were viewed positively from a credit perspective.

The capital-intensive utilities sector benefited from healthy financials and a positive growth outlook partly supported by expected long-term demand for power for artificial intelligence applications. The Fund’s security selection in utilities preferreds modestly aided relative performance.

No sectors detracted from relative performance during the period.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts to passively manage currency risk on certain Fund positions denominated in foreign currencies. The currency forward contracts did not have a material impact on the Fund’s total return for the six months ended April 30, 2024.

Sincerely,

WILLIAM F. SCAPELL Portfolio Manager	ELAINE ZAHARIS-NIKAS Portfolio Manager

JERRY DOROST Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended April 30, 2024

	1 Year	5 Years	10 Years	Since Inception(a)
Cohen & Steers Preferred Securities and Income SMA Shares, Inc.	14.48%	4.46%	—	4.79%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. Total return assumes the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, as disclosed in the prospectus dated March 1, 2024, as supplemented on March 1, 2024, was 0.12% and 0.00%. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

(a)	Commencement of investment operations was March 1, 2019.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023—April 30, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period(a) November 1, 2023— April 30, 2024
Actual (12.26% return)	$1,000.00	$1,122.60	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.86	$0.00

(a)

Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

April 30, 2024

Top Ten Holdings(a)

(Unaudited)

Security	Value	% of Net Assets
Wells Fargo & Co., 3.90%, Series BB	$7,881,435	2.1
JPMorgan Chase & Co., 6.875%, Series NN	7,125,771	1.9
BNP Paribas SA, 7.75% (France)	6,065,478	1.6
Goldman Sachs Group, Inc., 7.50%, Series X	6,030,640	1.6
Charles Schwab Corp., 4.00%, Series I	4,812,376	1.3
State Street Corp., 6.70%, Series I	4,635,437	1.2
Sumitomo Life Insurance Co., 5.875% (Japan)	4,608,862	1.2
NextEra Energy Capital Holdings, Inc., 6.70%, due 9/1/54	4,565,013	1.2
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	4,535,533	1.2
Wells Fargo & Co., 7.625%	4,402,154	1.1

(a)

Top ten holdings (excluding short-term investments and derivative instruments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown(b)

(Based on Net Assets)

(Unaudited)

(b)	Excludes derivative instruments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2024 (Unaudited)

		Shares		Value
EXCHANGE-TRADED FUNDS—PREFERRED	0.1%
Invesco Preferred ETF			10,915	$123,558

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$122,328)				123,558

PREFERRED SECURITIES—EXCHANGE-TRADED	1.0%
INSURANCE	0.8%
Athene Holding Ltd., 4.875%, Series D(a)			39,827	704,938
Equitable Holdings, Inc., 4.30%, Series C(a)			32,009	562,718
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53			64,138	1,667,588

				2,935,244

PIPELINES	0.1%
TC Energy Corp., 5.985% to 4/30/29, Series 7 (Canada)(a)(b)			47,412	644,375

REAL ESTATE	0.1%
Public Storage, 4.70%, Series J(a)			15,829	327,502

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$3,763,485)				3,907,121

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	96.6%
BANKING	60.7%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a)(b)(c)(d)		EUR	1,200,000	1,237,456
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(c)(d)		EUR	2,400,000	2,599,701
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(c)(d)		EUR	3,200,000	3,433,473
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a)(b)(c)			2,000,000	1,977,554
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(c)			1,200,000	1,263,258
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a)(b)(c)(d)		EUR	1,000,000	1,041,881
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a)(b)(c)(d)		EUR	1,600,000	1,873,304
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(c)			1,400,000	1,470,862

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

	Principal Amount*		Value
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(c)		3,200,000	$3,424,288
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)		2,451,000	2,253,981
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)		1,199,000	1,151,478
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)		1,119,000	1,119,821
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)		835,000	827,212
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a)(b)(c)(d)	EUR	600,000	634,349
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a)(b)(c)(d)	EUR	1,000,000	1,086,059
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)		852,000	767,742
Bank of New York Mellon Corp., 4.625% to 9/20/26, Series F(a)(b)		1,687,000	1,603,719
Bank of Nova Scotia, 4.90% to 6/4/25 (Canada)(a)(b)		1,745,000	1,709,215
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		2,200,000	2,217,180
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		1,200,000	1,238,448
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		730,000	719,025
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(c)		1,800,000	1,732,492
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a)(b)(c)	GBP	1,000,000	1,233,150
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(c)		1,900,000	1,873,123
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(c)(d)	GBP	2,400,000	3,032,490
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(c)	GBP	600,000	768,417
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)		3,600,000	3,771,464
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(c)(e)		2,079,000	1,859,017
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(c)(e)		1,800,000	1,448,791
BNP Paribas SA, 7.00% to 8/16/28 (France)(a)(b)(c)(e)		1,000,000	981,950
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(b)(c)(e)		600,000	601,148

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

	Principal Amount*		Value
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)		6,000,000	$6,065,478
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)		800,000	796,981
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)		3,800,000	3,938,191
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(c)(e)		1,600,000	1,699,014
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(c)(d)	EUR	1,200,000	1,330,388
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(c)(d)	EUR	3,000,000	3,395,763
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)		5,216,000	4,812,376
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		4,815,000	3,924,818
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)		2,070,000	1,939,582
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)		473,000	468,921
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		3,227,000	3,037,200
Citigroup, Inc., 4.00% to 12/10/25, Series W(a)(b)		947,000	906,545
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)		1,027,000	1,023,177
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		1,832,000	1,895,193
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		1,350,000	1,336,362
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a)(b)(c)(d)		400,000	394,110
Cooperatieve Rabobank UA, 4.875% to 6/29/29 (Netherlands)(a)(b)(c)(d)	EUR	1,000,000	993,722
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(c)(e)		1,400,000	1,193,127
Credit Agricole SA, 6.50% to 9/23/29, Series EMTN (France)(a)(b)(c)(d)	EUR	3,400,000	3,665,130
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a)(b)(c)(d)	EUR	1,300,000	1,453,018
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(c)(e)		600,000	609,054
Credit Suisse Group AG, 5.25% to 2/11/27, Claim (Switzerland)(a)(c)(e)(f)(g)		400,000	46,000
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (Switzerland)(a)(c)(e)(f)(g)		1,600,000	184,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(c)(e)(f)(g)		1,200,000	138,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a)(b)(c)		800,000	746,277
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a)(b)(c)		600,000	586,707
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a)(b)(c)(d)	EUR	1,400,000	1,604,195

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

	Principal Amount*			Value
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(e)		2,100,000		$2,068,287
First Horizon Bank, 6.409% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(e)(h)		3,500	†	2,222,500
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		1,334,000		1,347,050
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(b)		786,000		716,680
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)		620,000		582,064
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		5,951,000		6,030,640
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a)(b)(e)		2,025,000		2,452,186
HSBC Holdings PLC, 4.00% to 3/9/26 (United Kingdom)(a)(b)(c)		1,400,000		1,295,663
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)		2,600,000		2,145,921
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)		2,200,000		2,098,528
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		800,000		820,187
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		300,000		303,033
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)		1,000,000		957,587
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)		3,200,000		3,310,806
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(b)		1,674,000		1,487,365
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(c)		800,000		590,082
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(c)(d)		1,400,000		1,174,250
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(c)		3,000,000		2,833,977
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(a)(b)(c)		1,000,000		987,273
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(c)(d)		1,800,000		1,768,500
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(c)(d)		2,000,000		1,997,800
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(c)(e)		1,800,000		1,788,695
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(a)(b)(c)(d)	EUR	2,200,000		2,607,625

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

	Principal Amount*		Value
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a)(b)		2,433,000	$2,282,374
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		6,937,000	7,125,771
KeyCorp Capital III, 7.75%, due 7/15/29 (TruPS)		1,000,000	997,725
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(c)		1,800,000	1,786,317
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(c)		700,000	693,041
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)	GBP	1,500,000	1,893,106
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)		247,000	192,785
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a)(b)(c)(d)	GBP	800,000	933,424
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(c)		2,200,000	2,143,707
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(c)		1,600,000	1,603,789
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)		1,200,000	1,178,040
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		2,804,000	2,424,307
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		1,528,000	1,473,597
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		1,841,000	1,809,343
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		3,297,000	3,107,759
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(b)		755,000	741,907
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(d)		600,000	585,375
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(c)(e)		2,600,000	2,109,511
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(c)(e)		2,400,000	2,145,893
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a)(b)(c)(d)	EUR	400,000	440,434
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(c)(e)		800,000	802,445
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(c)(e)		2,800,000	2,856,879

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

		Principal Amount*		Value
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(c)(e)			2,600,000	$2,730,567
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(c)(e)			1,600,000	1,284,745
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(c)(e)			1,800,000	1,755,903
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)			4,620,000	4,635,437
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a)(d)		EUR	505,000	572,957
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(d)			600,000	589,334
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(d)			3,000,000	2,947,647
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)			4,400,000	4,535,533
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)			739,000	719,963
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)			2,505,000	2,275,464
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)			800,000	640,920
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(c)(e)			2,200,000	1,980,853
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a)(b)(c)(d)			400,000	379,230
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(b)(c)(d)			1,900,000	1,871,865
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)			2,600,000	2,781,295
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)			3,400,000	3,739,956
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)			535,000	461,748
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)			2,010,000	1,889,110
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			8,304,000	7,881,435
Wells Fargo & Co., 5.95%, due 12/15/36			1,478,000	1,454,957
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			4,200,000	4,402,154

				229,580,678

ENERGY	1.3%
BP Capital Markets PLC, 4.375% to 6/22/25(a)(b)			175,000	171,520
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)			2,788,000	2,612,831
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)			2,260,000	2,285,721

				5,070,072

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

		Principal Amount*		Value
FINANCIAL SERVICES	1.4%
American Express Co., 3.55% to 9/15/26, Series D(a)(b)			3,023,000	$2,765,702
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b)(e)			825,000	792,747
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(e)			851,000	786,288
Discover Financial Services, 6.125% to 6/23/25, Series D(a)(b)			294,000	294,719
ILFC E-Capital Trust II, 7.395% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(e)(h)			940,000	760,628

				5,400,084

INSURANCE	14.5%
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(c)(d)		EUR	1,800,000	1,847,177
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)			1,400,000	1,281,034
AXA SA, 6.375% to 7/16/33, Series EMTN (France)(a)(b)(c)(d)		EUR	1,000,000	1,095,616
AXA SA, 8.60%, due 12/15/30 (France)			1,025,000	1,180,635
CNP Assurances SACA, 4.875% to 10/7/30 (France)(a)(b)(c)(d)			400,000	328,352
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			1,550,000	1,534,940
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26 (Japan)(a)(b)(e)			400,000	381,141
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			2,700,000	2,562,098
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)			2,160,000	2,111,172
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(b)			1,485,000	1,451,470
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(e)			2,832,000	2,503,642
Hartford Financial Services Group, Inc., 7.694% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e)(h)			1,236,000	1,098,605
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b)(d)			1,200,000	1,068,502
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(b)(e)			1,470,000	1,341,530
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(e)			250,000	261,164

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

		Principal Amount*	Value
Lincoln National Corp., 7.626% (3 Month USD Term SOFR + 2.302%), due 4/20/67(h)		885,000	$659,667
Lincoln National Corp., 7.938% (3 Month USD Term SOFR + 2.619%), due 5/17/66(h)		800,000	613,756
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		699,000	746,563
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(e)		1,700,000	1,802,704
MetLife, Inc., 9.25%, due 4/8/38(e)		2,000,000	2,303,138
MetLife, Inc., 10.75%, due 8/1/39		905,000	1,197,153
Nippon Life Insurance Co., 3.40% to 1/23/30, due 1/23/50 (Japan)(b)(e)		1,400,000	1,214,256
Nippon Life Insurance Co., 5.95% to 4/16/34, due 4/16/54 (Japan)(b)(e)		3,000,000	2,918,914
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		1,920,000	1,859,657
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(b)		3,040,000	3,002,772
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b)		1,670,000	1,706,170
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(e)		4,300,000	4,259,583
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b)(d)		600,000	588,888
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(c)(d)		2,000,000	1,708,544
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(e)		2,200,000	1,726,949
SBL Holdings, Inc., 7.00% to 5/13/25(a)(b)(e)		1,940,000	1,637,735
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(e)		4,800,000	4,608,862
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49 (Switzerland)(b)(e)		400,000	384,500
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b)(d)		2,400,000	1,951,574

			54,938,463

PIPELINES	7.8%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		385,000	355,343
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		1,205,000	1,105,432
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		2,362,000	2,238,522
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,271,000	1,188,234

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

		Principal Amount*		Value
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			1,838,000	$1,806,804
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)			2,232,000	2,227,768
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			2,980,000	3,057,486
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)			3,460,000	3,659,116
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)			2,040,000	1,984,609
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			624,000	575,529
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			1,926,000	1,853,996
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)			620,000	638,999
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)			3,269,000	2,960,611
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)			2,398,000	2,100,341
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			3,716,000	3,571,639

				29,324,429

REAL ESTATE	1.2%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(e)			2,500,000	2,387,000
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b)(e)			1,500,000	1,369,731
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(b)(d)			700,000	781,734

				4,538,465

TELECOMMUNICATIONS	0.1%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a)(b)(d)		EUR	400,000	442,754

UTILITIES	9.6%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			4,646,000	4,034,075
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)			1,388,000	1,255,379
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			1,632,000	1,502,486
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a)(b)			910,000	892,739
Edison International, 5.00% to 12/15/26, Series B(a)(b)			295,000	277,950
Edison International, 5.375% to 3/15/26, Series A(a)(b)			2,830,000	2,718,201

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

		Principal Amount*		Value
Edison International, 7.875% to 3/15/29, due 6/15/54(b)			2,530,000	$2,577,351
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(a)(b)(d)		EUR	1,400,000	1,632,993
Electricite de France SA, 9.125% to 3/15/33 (France)(a)(b)(e)			3,200,000	3,482,730
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)			3,206,000	3,181,468
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)			400,000	363,853
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)			1,298,000	1,239,448
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)			4,606,000	4,565,013
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			3,377,000	3,070,599
Sempra, 6.875% to 7/1/29, due 10/1/54(b)			2,530,000	2,504,485
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)			2,250,000	2,065,146
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)			1,010,000	964,768

				36,328,684

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$369,038,021)				365,623,629

		Shares
SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25%(i)			1,444,000	1,444,000
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.24%(i)			1,443,088	1,443,088

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,887,088)				2,887,088

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$375,810,922)	98.5%			372,541,396
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5			5,827,256

NET ASSETS (Equivalent to $9.68 per share based on 39,101,095 shares of common stock outstanding)	100.0%			$378,368,652

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	1,209,189	USD	893,762	5/2/24	$15,392
Brown Brothers Harriman	EUR	979,652	USD	1,064,627	5/2/24	19,142
Brown Brothers Harriman	EUR	28,175,495	USD	30,465,881	5/2/24	396,977
Brown Brothers Harriman	GBP	6,370,806	USD	8,049,482	5/2/24	88,840
Brown Brothers Harriman	USD	879,724	CAD	1,209,189	5/2/24	(1,353)
Brown Brothers Harriman	USD	31,147,610	EUR	29,155,147	5/2/24	(33,221)
Brown Brothers Harriman	USD	7,972,936	GBP	6,370,806	5/2/24	(12,295)
Brown Brothers Harriman	CAD	991,810	USD	721,915	6/4/24	1,088
Brown Brothers Harriman	EUR	2,743,660	USD	2,947,788	6/4/24	16,009
Brown Brothers Harriman	EUR	29,226,054	USD	31,262,145	6/4/24	32,207
Brown Brothers Harriman	GBP	6,362,228	USD	7,962,965	6/4/24	11,707
						$534,493

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

Glossary of Portfolio Abbreviations

CAD	Canada Dollar
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $135,875,088 or 35.9% of the net assets of the Fund.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $55,089,614 which represents 14.6% of the net assets of the Fund, of which 0.1% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $89,402,307 which represents 23.6% of the net assets of the Fund, of which 0.7% are illiquid.

(f)	Security is in default.
(g)	Non-income producing security.
(h)	Variable rate. Rate shown is in effect at April 30, 2024.
(i)	Rate quoted represents the annualized seven-day yield.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2024 (Unaudited)

Country Summary	% of Net Assets
United States	41.9
France	11.6
Canada	11.0
United Kingdom	10.9
Spain	4.6
Netherlands	4.1
Switzerland	3.7
Japan	2.4
Australia	2.3
Ireland	1.4
Germany	1.2
Italy	1.2
Sweden	1.1
Other (includes short-term investments)	2.6

100.0

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$375,810,922)	$372,541,396
Cash	510,283
Foreign currency, at value (Identified cost—$160,218)	160,142
Receivable for:
Dividends and interest	5,136,051
Investment securities sold	3,264,601
Fund shares sold	441,098
Unrealized appreciation on forward foreign currency exchange contracts	581,362
Due from investment advisor	32,636
Other assets	4,640

Total Assets	382,672,209

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	46,869
Payable for:
Investment securities purchased	1,918,427
Dividends declared	1,838,471
Fund shares redeemed	311,502
Directors’ fees	793
Other liabilities	187,495

Total Liabilities	4,303,557

NET ASSETS applicable to 39,101,095 shares of $0.001 par value of common stock outstanding	$378,368,652

NET ASSET VALUE PER SHARE:
($378,368,652 ÷ 39,101,095 shares outstanding)	$9.68

NET ASSETS consist of:
Paid-in capital	$422,431,801
Total distributable earnings/(accumulated loss)	(44,063,149)

$378,368,652

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

Investment Income:
Interest income	$10,965,912
Dividend income (net of $4,734 of foreign withholding tax)	431,104

Total Investment Income	11,397,016

Expenses:
Professional fees	64,090
Registration and filing fees	44,921
Administration fees	36,268
Transfer agent fees and expenses	12,013
Directors’ fees and expenses	8,270
Custodian fees and expenses	5,758
Shareholder reporting expenses	4,261
Miscellaneous	12,267

Total Expenses	187,848
Reduction of Expenses (See Note 2)	(187,848)

Net Expenses	—

Net Investment Income (Loss)	11,397,016

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(3,737,609)
Forward foreign currency exchange contracts	(389,171)
Foreign currency transactions	2,948

Net realized gain (loss)	(4,123,832)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	32,634,795
Forward foreign currency exchange contracts	446,223
Foreign currency translations	3,878

Net change in unrealized appreciation (depreciation)	33,084,896

Net Realized and Unrealized Gain (Loss)	28,961,064

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,358,080

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024	For the Year Ended October 31, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$11,397,016	$20,860,635
Net realized gain (loss)	(4,123,832)	(24,013,802)
Net change in unrealized appreciation (depreciation)	33,084,896	8,144,196

Net increase (decrease) in net assets resulting from operations	40,358,080	4,991,029

Distributions to Shareholders	(11,220,991)	(22,204,636)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	18,979,097	41,419,081

Total increase (decrease) in net assets	48,116,186	24,205,474
Net Assets:
Beginning of period	330,252,466	306,046,992

End of period	$378,368,652	$330,252,466

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended April 30, 2024		For the Year Ended October 31,				For the Period March 1, 2019(a) through October 31, 2019
Per Share Operating Data:			2023	2022	2021	2020
Net asset value, beginning of period	$8.89		$9.26	$11.38	$10.73	$10.74	$10.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.30		0.57	0.51	0.51	0.49	0.35
Net realized and unrealized gain (loss)	0.78		(0.34)	(2.04)	0.65	(0.01)	0.71

Total from investment operations	1.08		0.23	(1.53)	1.16	0.48	1.06

Less dividends and distributions to shareholders from:

Net investment income	(0.29)		(0.60)	(0.55)	(0.51)	(0.48)	(0.32)
Net realized gain	—		—	(0.04)	—	(0.01)	—

Total dividends and distributions to shareholders	(0.29)		(0.60)	(0.59)	(0.51)	(0.49)	(0.32)

Net increase (decrease) in net asset value	0.79		(0.37)	(2.12)	0.65	(0.01)	0.74

Net asset value, end of period	$9.68		$8.89	$9.26	$11.38	$10.73	$10.74

Total return	12.26	%(c)	2.47%	–13.90%	10.93%	4.66%	10.77	%(c)

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$378.4		$330.3	$306.0	$364.3	$271.1	$66.7

Ratios to average daily net assets:

Expenses (before expense reduction)	0.10	%(d)	0.12%	0.10%	0.11%	0.15%	1.13	%(e)

Expenses (net of expense reduction)(f)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00	%(e)

Net investment income (loss) (before expense reduction)	6.18	%(d)	6.02%	4.88%	4.36%	4.60%	3.93	%(e)

Net investment income (loss) (net of expense reduction)	6.28	%(d)	6.14%	4.98%	4.47%	4.75%	5.06	%(e)

Portfolio turnover rate	34	%(c)	58%	72%	71%	99%	25	%(c)

(a)	Commencement of investment operations.
(b)	Calculation based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios for periods less than one year are annualized. Certain professional, shareholder reporting and non–recurring expenses incurred by the Fund are not annualized for periods less than one year.
(f)	The Fund’s expenses have been contractually capped at 0.00%. See Note 2 in Notes to Financial Statements.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 16, 2018 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. On January 30, 2022, the Fund’s diversification status under the 1940 Act changed from a nondiversified fund to a diversified fund. The Fund’s investment objective is total return. Investment operations commenced on March 1, 2019. Shares of the Fund are only offered to participants in separately managed account (SMA) programs and to certain non-program SMA clients that have an agreement with Cohen & Steers Capital Management, Inc. (the investment advisor).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$123,558	$—	$—	$123,558
Preferred Securities—
Exchange-Traded	3,907,121	—	—	3,907,121
Preferred Securities—
Over-the-Counter	—	365,623,629	—	365,623,629
Short-Term Investments	—	2,887,088	—	2,887,088

Total Investments in Securities(a)	$4,030,679	$368,510,717	$—	$372,541,396

Forward Foreign Currency Exchange Contracts	$—	$581,362	$—	$581,362

Total Derivative Assets(a)	$—	$581,362	$—	$581,362

Forward Foreign Currency Exchange Contracts	$—	$(46,869)	$—	$(46,869)

Total Derivative Liabilities(a)	$—	$(46,869)	$—	$(46,869)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in securities.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of April 30, 2024, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For its services under the investment advisory agreement, the investment advisor receives no investment advisory or other fees from the Fund. This arrangement recognizes that shares of the Fund are only offered to participants in SMA programs (each, a Program Participant) who pay fees to program sponsors (each, a Sponsor) for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution, and to certain non-program SMA clients of the investment advisor. When a Program Participant, alone or with his or her Sponsor, elects to allocate assets in an SMA to an investment strategy managed or advised by the investment advisor, the investment advisor typically receives a fee from the Sponsor for providing such advisory services to the SMA, including with respect to assets that may be invested in the Fund. In certain cases, a Program Participant will pay a fee for investment advice directly to the investment advisor in its capacity as advisor to the Program Participant’s SMA. Similarly, non-program SMA clients will pay fees directly to the investment advisor.

The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be terminated by agreement of the Fund’s Board of Directors and the investment advisor, and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended April 30, 2024, fees waived and/or expenses reimbursed totaled $187,848.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund. For its services under the administration agreement, the investment advisor receives no fees from the Fund. The Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,198 for the six months ended April 30, 2024.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2024, totaled $141,175,537 and $122,300,964, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at April 30, 2024 and the effect of derivatives held during the six months ended April 30, 2024, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	$581,362	Unrealized depreciation	$46,869

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	$(389,171)	$446,223

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following summarizes the monthly average volume of the Fund’s forward foreign currency exchange contracts activity for the six months ended April 30, 2024:

Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$34,033,508

(a)

Average notional amounts represent the average for the period in which the Fund had forward foreign currency exchange contracts outstanding at month end. For the period, this represents six months for forward foreign currency exchange contracts.

Note 5. Income Tax Information

As of April 30, 2024, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$375,810,922

Gross unrealized appreciation on investments	$8,358,893
Gross unrealized depreciation on investments	(11,093,926)

Net unrealized appreciation (depreciation) on investments	$(2,735,033)

As of October 31, 2023, the Fund has a net capital loss carryforward of $35,598,924 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $14,246,729 and long-term capital loss carryforward of $21,352,195, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

The Fund is authorized to issue 100 million shares of capital stock, at a par value of $0.001 per share. The Fund’s Board of Directors may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended April 30, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Sold	9,532,563	$90,587,515	24,906,757	$233,280,256
Redeemed	(7,578,078)	(71,608,418)	(20,822,489)	(191,861,175)

Net increase (decrease)	1,954,485	$18,979,097	4,084,268	$41,419,081

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund may continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below-investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the Fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021. Brexit has resulted in volatility in European and global markets and could have potentially significant negative long-term impacts on financial markets in the UK and throughout Europe.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. Furthermore, in March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

failures on the economy and restoring public confidence in the U.S. banking system. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The Securities and Exchange Commission’s (SEC) final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition to Rule 18f-4, which governs the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Regulation

On October 26, 2022, the SEC adopted rule and form amendments which require open-end mutual funds to transmit streamlined annual and semi-annual reports to shareholders that highlight key information to investors. In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024, and will have no effect on the Fund’s accounting policies or financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after April 30, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund’s net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Change to the Portfolio Management Team

William F. Scapell, Executive Vice President and Head of the Fixed Income and Preferred Securities investment team of the investment advisor, has announced his intention to retire from the Advisor on August 1, 2024. Effective August 1, 2024, William F. Scapell will no longer serve as a portfolio manager of the Fund and Elaine Zaharis-Nikas will assume lead portfolio manager duties for the Fund.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director, Chair and Vice President

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

William F. Scapell

Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	PISHX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

eDelivery AVAILABLE

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and prospectus online.

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Semiannual Report April 30, 2024

Cohen & Steers

Preferred

Securities and

Income SMA

Shares, Inc.

The U.S. Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s new, streamlined shareholder reports will be mailed to you beginning in December 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

PISHXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer
(President and Chief Executive Officer)

Date:	July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer
(Treasurer and Chief Financial Officer)

Date:	July 8, 2024